Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,967,390,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,447,996.56
Total Offset Amount	0.00
Net Fee	3,447,996.56
Narrative - Max Aggregate Offering Price	$ 24,967,390,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true